Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (43,530)	$ (46,904)
Ending balance	(34,221)	(43,530)	$ (46,904)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(43,459)	(47,204)	(23,623)
Current period other comprehensive (loss) income	9,960	3,745	(23,581)
Ending balance	(33,499)	(43,459)	(47,204)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	215	600	168
Current period other comprehensive (loss) income	(421)	(579)	1,628
Less reclassification adjustment	(215)	194	(1,196)
Ending balance	(421)	215	600
Available-for-sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(286)	(300)	(292)
Current period other comprehensive (loss) income	(15)	14	(8)
Ending balance	$ (301)	$ (286)	$ (300)